Receivables and Payables - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Jan. 01, 2022
Within 1 year [Member]
Disclosure of receivables and payables [line items]
Contractual maturity of payables	1 year
U.S. Federal Drug Administration [Member]
Disclosure of receivables and payables [line items]
Other receivables		$ 2.9